CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of current assets [Abstract]
Schedule of Cash and Cash Equivalents - Composition
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Cash in bank	12,962	90,426	3,739
Short-term bank deposits	100,100	39,151	28,872
	113,062	129,577	32,611

Schedule of Financial Assets at Fair Value Through Profit or Loss
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars
Financial assets carried at fair value through profit or loss (FVTPL):
Shares	44,494	35,091	12,834
Governmental loan and other bonds	87,905	58,249	25,355
Certificate of participation in mutual fund	11,115	11,581	3,205
	143,514	104,921	41,394

Schedule of Trade Receivables Composition
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Trade receivables(*)	88,324	82,382	25,476
Less - allowance for doubtful debts	2,381	2,155	687
	85,943	80,227	24,789

(*)	Less provision for returns in the sum of NIS 1,841 (as of December 31, 2016 - NIS 1,500).

Schedule of Changes in Allowance for Doubtful Debts
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Balance at beginning of the year	2,155	3,448	622
Change in allowance doubtful debts(*)	226	(1,293)	65
Balance at end of the year	2,381	2,155	687

(*)          See Note 24q.

Schedule of Other Receivables and Prepaid Expenses

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Prepaid expenses	688	595	198
Income receivables	-	1,039	-
Advances to suppliers	339	1,984	98
Government authorities	953	326	275
Receivables in respect of investment in a non-current financial asset (See note 24 i)	3,970	770	1,145
Others	46	81	13
	5,996	4,795	1,729

Schedule of Inventories
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Finished products	32,690	36,818	9,429
Merchandise in transit	7,209	5,059	2,079
	39,899	41,877	11,508